Certain Balance Sheet Items (Details) - Schedule of summarizes other assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of summarizes other assets [Abstract]
Prepaid property and equipment	$ 85,000
Prepaid insurance and services	284	385
Deferred cost – service contracts	13	56	$ 154
Other	3	2	4
Total other assets	$ 85,300	$ 443	$ 677